Product revenues, net	6 Months Ended
Jun. 30, 2021
Revenue From Contracts With Customers [Abstract]
Product revenue, net	Product revenues, netOn April 23, 2021, the Company received FDA accelerated regulatory and marketing approval for ZYNLONTA and launched in the U.S. shortly thereafter. To date, the Company’s only source of product revenue, which commenced during
May 2021, has been sales of ZYNLONTA. Product revenues, net were KUSD 3,760 for both the three and six months ended June 30, 2021. The Company records its best estimate of GTN sales adjustments to which customers are likely to be entitled. See note 3, “Significant accounting policies” for further information.
The table below provides a rollforward of the Company’s GTN sales adjustments for the six months ended June 30, 2021.

(in KUSD)	Total
Beginning balance at January 1, 2021	—
GTN sales adjustments related to sales in the current period	752
Credits and payments made	(22)
Ending balance as of June 30, 2021	730

The table below provides the classification of the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of June 30, 2021.

(in KUSD)	As of June 30, 2021
Accounts receivable, net	533
Other current liabilities	197